Development costs	12 Months Ended
Jun. 30, 2024
Development Costs [Abstract]
Development costs	Development costs

Cost	$
Balance at July 1, 2022	5,969
Additions	7,250
Cost fully amortized	(380)
Investment tax credits	(788)
Balance at June 30, 2023	12,051
Additions	6,782
Cost fully amortized	(309)
Investment tax credits	(822)
Balance at June 30, 2024	17,702

Accumulated amortization
Balance at July 1, 2022	(3,108)
Amortization	(2,705)
Cost fully amortized	331
Balance at June 30, 2023	(5,482)
Amortization	(4,480)
Cost fully amortized	70
Balance at June 30, 2024	(9,892)

	June 30,	June 30,
	2024	2023
	$	$
Net capitalized development costs	7,810	6,569
Amortization expense is included in research and development expense in the consolidated statements of loss and comprehensive loss. For the year ended June 30, 2024, amortization was $4,480 (June 30, 2023 - $2,705 ). In addition to the above amortization, the Company has recognized $35,063 of engineering expenditures as expenses during the year ended June 30, 2024 (June 30, 2023 - $34,765).